Accounts payable	6 Months Ended
Sep. 30, 2022
Accounts payable
Accounts payable

14.Accounts payable

Accounts payable consisted of the following:

	As of
	September 30, 2022	March 31, 2022
Payable to a supplier of virtual simulation software	$47,793	$77,266
Total	$47,793	$77,266